Loans And Leases	12 Months Ended
Dec. 31, 2018
Loans And Leases [Abstract]
Loans And Leases

NOTE 4 – LOANS AND LEASES

The following table presents the recorded investment in loans and leases by portfolio segment.  The recorded investment in loans and leases includes the principal balance outstanding adjusted for purchase premiums and discounts, and deferred loan fees and costs.

	December 31, 2018	December 31, 2017
Commercial (1)	$126,887	$101,975
Real estate:
Single-family residential	118,386	95,578
Multi-family residential	47,651	35,665
Commercial	173,435	111,866
Construction	61,792	42,862
Consumer:
Home equity lines of credit	23,961	25,054
Other	5,583	376
Subtotal	557,695	413,376
Less: ALLL	(7,012)	(6,970)
Loans and Leases, net	$550,683	$406,406

(1)	Includes $5,403 and $6,008 of commercial leases at December 31, 2018 and December 31, 2017, respectively.

Mortgage Purchase Program:

CFBank has participated in a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation, since December 2012.  Pursuant to the terms of a participation agreement, CFBank purchases participation interests in loans made by Northpointe related to fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The underlying loans are individually (MERS) registered loans which are held until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions.  This process on average takes approximately 14 days.  Given the short-term holding period of the underlying loans, common credit risks (such as past due, impairment and TDR, nonperforming, and nonaccrual classification) are substantially reduced.  Therefore, no allowance is allocated by CFBank to these loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.  Under the participation agreement, CFBank agrees to purchase a 95% ownership/participation interest in each of the aforementioned loans, and Northpointe maintains a 5% ownership interest in each loan it participates.  At December 31, 2018 and 2017, CFBank held $36,845 and $37,665, respectively, of such loans which have been included in single-family residential loan totals above.

Allowance for Loan and Lease Losses:

The ALLL is a valuation allowance for probable incurred credit losses in the loan and lease portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan and lease losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the years ended December 31, 2018 and 2017:

	December 31, 2018
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970
Addition to (reduction in) provision for loan losses	(167)	131	(48)	131	67	(209)	95	-
Charge-offs	-	(6)	-	-	-	-	-	(6)
Recoveries	2	24	-	-	-	22	-	48
Ending balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

	December 31, 2017
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925
Addition to (reduction in) provision for loan losses	335	157	(56)	(584)	92	88	(32)	-
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	2	20	-	-	-	23	-	45
Ending balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2018:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$22	$-	$-	$-	$22
Collectively evaluated for impairment	1,819	1,061	612	2,252	739	410	97	6,990
Total ending allowance balance	$1,819	$1,061	$612	$2,274	$739	$410	$97	$7,012

Loans:
Individually evaluated for impairment	$100	$110	$-	$2,951	$-	$-	$-	$3,161
Collectively evaluated for impairment	126,787	118,276	47,651	170,484	61,792	23,961	5,583	554,534
Total ending loan balance	$126,887	$118,386	$47,651	$173,435	$61,792	$23,961	$5,583	$557,695

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2017:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$26	$-	$-	$-	$26
Collectively evaluated for impairment	1,984	912	660	2,117	672	597	2	6,944
Total ending allowance balance	$1,984	$912	$660	$2,143	$672	$597	$2	$6,970

Loans:
Individually evaluated for impairment	277	$116	$-	$3,183	$-	$-	$-	$3,576
Collectively evaluated for impairment	101,698	95,462	35,665	108,683	42,862	25,054	376	409,800
Total ending loan balance	$101,975	$95,578	$35,665	$111,866	$42,862	$25,054	$376	$413,376

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2018. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2018 totaled $192.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$379	$125	$-	$130	$21
Total with no allowance recorded	379	125	-	130	21

With an allowance recorded:
Commercial (1)	100	100	-	185	4
Real estate:
Single-family residential (1)	110	110	-	113	6
Commercial:
Non-owner occupied	2,826	2,826	22	2,837	157
Owner occupied	-	-	-	131	7
Total with an allowance recorded	3,036	3,036	22	3,266	174
Total	$3,415	$3,161	$22	$3,396	$195

(1)	Allowance recorded is less than $1 resulting in rounding to zero

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2017. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs. Cash payments of interest on these loans during the twelve months ended December 31, 2017 totaled $190.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Commercial:
Owner occupied	$391	$137	$-	$142	$26
Total with no allowance recorded	391	137	-	142	26

With an allowance recorded:
Commercial (1)	277	277	-	291	9
Real estate:
Single-family residential (1)	116	116	-	118	6
Commercial:
Non-owner occupied	2,856	2,856	24	2,882	154
Owner occupied	190	190	2	194	9
Total with an allowance recorded	3,439	3,439	26	3,485	178
Total	$3,830	$3,576	$26	$3,627	$204

(1)	Allowance recorded is less than $1 resulting in rounding to zero

The following table presents the recorded investment in nonperforming loans by class of loans as of December 31, 2018 and 2017:

	2018	2017
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	100	115
Real estate:
Single-family residential	167	253
Consumer:
Home equity lines of credit:
Purchased for portfolio	89	102
Other consumer	21	-
Total nonaccrual	377	470
Total nonperforming loans	$377	$470

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2018 or December 31, 2017.

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2018:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$126,887	$100
Real estate:
Single-family residential	597	-	23	620	117,766	144
Multi-family residential	-	-	-	-	47,651	-
Commercial:
Non-owner occupied	-	-	-	-	122,465	-
Owner occupied	-	-	-	-	43,087	-
Land	-	-	-	-	7,883	-
Construction	-	-	-	-	61,792	-
Consumer:
Home equity lines of credit:
Originated for portfolio	474	-	-	474	23,119	-
Purchased for portfolio	-	33	-	33	335	89
Other	-	-	21	21	5,562	-
Total	$1,071	$33	$44	$1,148	$556,547	$333

The following table presents the aging of the recorded investment in past due loans and leases by class of loans as of December 31, 2017:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$-	$-	$101,975	$115
Real estate:
Single-family residential	1,610	27	104	1,741	93,837	149
Multi-family residential	-	-	-	-	35,665	-
Commercial:
Non-owner occupied	-	-	-	-	67,792	-
Owner occupied	-	-	-	-	38,787	-
Land	-	-	-	-	5,287	-
Construction	-	-	-	-	42,862	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	24,592	-
Purchased for portfolio	-	-	102	102	360	-
Other	24	-	-	24	352	-
Total	$1,634	$27	$206	$1,867	$411,509	$264

Troubled Debt Restructurings (TDRs):

From time to time, the terms of certain loans are modified as TDRs, where concessions are granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

As of December 31, 2018 and December 31, 2017, TDR’s totaled $3,161 and $3,386, respectively.  The Company allocated $22 and $25 of specific reserves to loans modified in TDRs as of December 31, 2018 and 2017, respectively. The Company had not committed to lend additional amounts as of December 31, 2018 or 2017 to customers with outstanding loans that were classified as nonaccrual TDRs.

There were no loans modified as a TDR during the year ended December 31, 2018.  There was one commercial real estate loan in the amount of $841 that was modified as a TDR during the year ended December 31, 2017, where concessions were granted to a borrower experiencing financial difficulty.  The loan was re-written at a lower interest rate than otherwise would have been offered on this credit grade in the current market.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2017:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial	1	$841	$841
Total	1	$841	$841

The TDRs described above resulted in no charge-offs during the years ended December 31, 2018 and December 31, 2017.

There were no TDR’s that went into payment default during the years ended December 31, 2018 and December 31, 2017.

The terms of certain other loans were modified during the years ended December 31, 2018 and 2017 that did not meet the definition of a TDR. These loans had a total recorded investment of $64,898 and $46,731 as of December 31, 2018 and 2017, respectively.  The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2018 and 2017, nonaccrual TDRs were as follows:

	2018	2017
Commercial	$100	$115
Total	$100	$115

Nonaccrual loans at December 31, 2018 and 2017 did not include $3,061 and $3,271, respectively, of TDRs where customers have established a sustained period of repayment performance, generally six months, the loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.

The recorded investment in loans and leases by risk category and by class of loans as of December 31, 2018 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2018.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$123,369	$2,651	$867	$126,887
Real estate:
Single-family residential	118,219	-	-	167	118,386
Multi-family residential	-	47,072	425	154	47,651
Commercial:
Non-owner occupied	76	119,843	1,701	845	122,465
Owner occupied	-	39,747	2,252	1,088	43,087
Land	-	7,883	-	-	7,883
Construction	3,279	58,513	-	-	61,792
Consumer:
Home equity lines of credit:
Originated for portfolio	23,525	-	-	68	23,593
Purchased for portfolio	279	-	-	89	368
Other	5,562	-	-	21	5,583
	$150,940	$396,427	$7,029	$3,299	$557,695

The recorded investment in loans and leases by risk category and class of loans as of December 31, 2017 follows.  There were no loans rated doubtful at December 31, 2017.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$-	$98,829	$2,869	$277	$101,975
Real estate:
Single-family residential	95,317	-	-	261	95,578
Multi-family residential	-	35,036	466	163	35,665
Commercial:
Non-owner occupied	88	65,161	1,711	832	67,792
Owner occupied	-	37,453	1,008	326	38,787
Land	-	5,287	-	-	5,287
Construction	2,239	40,623	-	-	42,862
Consumer:
Home equity lines of credit:
Originated for portfolio	24,516	-	-	76	24,592
Purchased for portfolio	360	-	-	102	462
Other	376	-	-	-	376
	$122,896	$282,389	$6,054	$2,037	$413,376

Leases:

The following lists the components of the net investment in direct financing leases (1):

	December 31, 2018	December 31, 2017
Total minimum lease payments to be received	$6,045	$6,838
Less: unearned income	(642)	(830)
Net investment in direct financing leases	$5,403	$6,008

(1)	There were no initial direct costs associated with these leases

The following summarizes the future minimum lease payments receivable in subsequent fiscal years:

2019	$793
2020	793
2021	793
2022	793
2023	1,563
Thereafter	1,310
$6,045